CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets Abstract
Intangible assets	$ 1,382	$ 1,473
Property, plant and equipment	2,628	2,390
Derivative financial instruments	0	9
Deferred tax assets	62	54
Employee benefit assets	22	27
Other non-current assets	70	4
Non-current assets	4,164	3,957
Current assets
Inventories	469	567
Trade and other receivables	322	509
Contract assets	259	239
Derivative financial instruments	12	38
Cash, cash equivalents and restricted cash	443	555
Total current assets	1,505	1,908
TOTAL ASSETS	5,669	5,865
Equity attributable to owners of the parent
Equity share capital	267	267
Share premium	5,989	5,989
Other reserves	(5,687)	(5,657)
Retained earnings	(469)	(144)
Equity attributable to owners of parent	100	455
Non-controlling interests	6
TOTAL EQUITY	106	455
Non-current liabilities
Borrowings	3,640	3,524
Employee benefit obligations	169	149
Derivative financial instruments	52	17
Deferred tax liabilities	136	158
Other liabilities and provisions	44	98
Non-current liabilities	4,041	3,946
Current liabilities
Borrowings	94	68
Interest payable	14	13
Derivative financial instruments	32	40
Trade and other payables	1,317	1,298
Income tax payable	28	35
Provisions	37	10
Current liabilities	1,522	1,464
TOTAL LIABILITIES	5,563	5,410
TOTAL EQUITY and LIABILITIES	$ 5,669	$ 5,865